Other Assets and Prepaid Expenses	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Prepaid Expenses

6. Other assets and prepaid expenses

Other current assets and prepaid expenses consist of the following:

	As of June 30, 2018	As of December 31, 2017
Tax credits (1)	31,834	23,866
Prepaid expenses and advance to suppliers	6,547	3,473
Advertising paid in advance	1,526	383
Others	2,564	1,683

	$42,471	$29,405

(1)

Mainly includes $ 13,636 of VAT credits, $ 10,702 of income tax credits, $ 1,960 of sales tax credits and $ 5,536 of other tax credits as of June 30, 2018; and $ 10,833 of VAT credits, $ 7,394 of income tax credits, $ 2,965 of sales tax credits and $ 2,674 of other tax credits as of December 31, 2017.

Other non-current assets consist of the following:

	As of June 30, 2018	As of December 31, 2017
Deferred tax assets	5,317	4,658

	$5,317	$4,658